OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
OTHER INCOME
Funds distribution service income	$ 881,019		$ 446,708	$ 265,686
Currency exchange service income	536,153		253,082	133,644
IPO subscription service charge income	151,607		7,997	3,714
Technology service income	63,300		61,000
Enterprise public relations service charge income	58,616		16,706	25,941
Underwriting fee income	41,209		20,084	16,090
Market information and data income	22,625		22,795	37,053
Others	78,040		50,143	45,089
Total	$ 1,832,569	$ 235,449	$ 878,515	$ 527,217